Leases (Tables)	6 Months Ended
Dec. 31, 2023
Leases
Schedule of right-of-use assets	Right-of-use assets:

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
Property	7,683	8,114	2,925
Plant and machinery	516	646	428
Total	8,199	8,760	3,353

Schedule of lease liabilities

15Leases (continued)

(i)Amounts recognized in the consolidated balance sheet (continued)

Lease liabilities:

	31 December	30 June	31 December
	2023	2023	2022
	£’000	£’000	£’000
Current	861	1,036	804
Non-current	7,704	7,844	2,475
Total lease liabilities	8,565	8,880	3,279

The following table provides an analysis of the movements in lease liabilities:

£’000
At 1 July 2022	4,430
Cash flows	(1,515)
Additions	300
Accretion expense	64
At 31 December 2022	3,279
Cash flows	(627)
Additions	6,084
Accretion expense	144
At 30 June 2023	8,880
Cash flows	(806)
Additions	143
Accretion expense	348
At 31 December 2023	8,565

Schedule of amounts recognized in the consolidated statement of profit or loss

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Depreciation charge of right-of-use assets
Property	(215)	(361)	(431)	(730)
Plant and machinery	(113)	(225)	(208)	(290)
	(328)	(586)	(639)	(1,020)
Interest expense (included in finance costs)	(72)	(41)	(348)	(64)
Expense relating to short-term leases (included in operating expenses)	(62)	(99)	(134)	(194)